Stock-Based Compensation - Schedule of Stock Options Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	63.00%	58.00%
Risk-free interest rate	0.70%	1.00%
Weighted average grant date fair value (in usd per share)	$ 1.49	$ 0.81
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	6 years 1 month 6 days	6 years 2 months 12 days